Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued Expenses and Other Current Liabilities
Accrued advertising expense		¥ 621,238	¥ 511,394
Accrued shipping and handling expenses		336,580	624,699
Accrued payroll and social benefit		801,553	707,467
Deposits from delivery service providers		150,035	152,494
Taxes payables (Note a)		767,518	602,671
Accrued rental expenses		67,869	64,829
Accrued administrative expenses		229,795	170,708
Amounts received on behalf of third-party merchants (Note b)		300,264	302,486
Interest payable		17,356	18,529
Others		244,943	167,322
Total	$ 543,650	¥ 3,537,151	¥ 3,322,599